SCOPE OF CONSOLIDATION - Summary of Associates (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Current assets			$ 37,118	$ 34,939
Non-current assets			57,429	55,573
Current liabilities			22,398	24,167
Non-current liabilities			16,559	15,001
Non-controlling interests			2,438	2,238
Net assets attributable to equity holders of the parent			53,152	49,106
Carrying amount in the statements of financial position			3,060	2,985
Revenue			79,844	76,571	$ 53,270
Income (loss) from continuing operations			9,538	15,565	(578)
Other comprehensive income (loss)			(1,835)	2,326	(826)
Total comprehensive income (loss)			7,703	17,891	(1,404)
Impairment charges			0	0	211
Associate
Disclosure of associates [line items]
Current assets	$ 7,712		11,066	9,319	7,712
Non-current assets	15,287		17,977	18,233	15,287
Current liabilities	4,710		7,611	6,088	4,710
Non-current liabilities	3,441		5,371	5,721	3,441
Non-controlling interests	447		879	606	447
Net assets attributable to equity holders of the parent	14,401		15,182	15,137	14,401
Company's share of net assets	4,344		4,630	4,604	4,344
Adjustments for differences in accounting policies and other	(1,467)		(1,381)	(1,480)	(1,467)
Other adjustments	(30)		(189)	(139)	(30)
Carrying amount in the statements of financial position	2,847		3,060	2,985	2,847
Revenue			12,682	11,015	7,685
Income (loss) from continuing operations			718	358	27
Other comprehensive income (loss)			84	40	(56)
Total comprehensive income (loss)			801	398	(29)
Cash dividends received by the Company			$ 64	$ 53	$ 43
China Oriental
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)			37.00%	37.00%	37.02%
Proportion of ownership interest in associate (in percent)			37.00%	37.00%	37.02%
Current assets	3,611		$ 5,081	$ 4,636	$ 3,611
Non-current assets	2,507		3,218	2,978	2,507
Current liabilities	2,780		4,134	3,571	2,780
Non-current liabilities	454		314	533	454
Non-controlling interests	46		348	88	46
Net assets attributable to equity holders of the parent	2,838		3,503	3,422	2,838
Company's share of net assets	1,050		1,296	1,266	1,050
Adjustments for differences in accounting policies and other	0		0	0	0
Other adjustments	112		(56)	66	112
Carrying amount in the statements of financial position	1,162		1,240	1,332	1,162
Revenue			3,857	3,863	2,420
Income (loss) from continuing operations			190	250	112
Other comprehensive income (loss)			4	0	16
Total comprehensive income (loss)			193	250	128
Cash dividends received by the Company			$ 28	$ 36	$ 28
DHS Group
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)			33.43%	33.43%	33.43%
Proportion of ownership interest in associate (in percent)			33.43%	33.43%	33.43%
Current assets	1,330		$ 1,827	$ 1,364	$ 1,330
Non-current assets	2,810		2,257	2,668	2,810
Current liabilities	364		640	472	364
Non-current liabilities	1,165		863	1,107	1,165
Non-controlling interests	112		115	103	112
Net assets attributable to equity holders of the parent	2,499		2,466	2,350	2,499
Company's share of net assets	835		824	786	835
Adjustments for differences in accounting policies and other	38		150	55	38
Other adjustments	(201)		(183)	(191)	(201)
Carrying amount in the statements of financial position	672		791	650	672
Revenue			2,715	2,011	1,428
Income (loss) from continuing operations			428	(44)	(244)
Other comprehensive income (loss)			18	7	(5)
Total comprehensive income (loss)			446	(37)	(249)
Cash dividends received by the Company			$ 10	$ 0	0
Impairment charges	211				$ 211
Gonvarri Steel Industries
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)			35.00%	35.00%	35.00%
Proportion of ownership interest in associate (in percent)			35.00%	35.00%	35.00%
Current assets	2,233		$ 3,400	$ 2,840	$ 2,233
Non-current assets	1,675		1,802	1,797	1,675
Current liabilities	1,087		2,067	1,568	1,087
Non-current liabilities	772		815	716	772
Non-controlling interests	288		416	415	288
Net assets attributable to equity holders of the parent	1,761		1,904	1,938	1,761
Company's share of net assets	616		666	678	616
Adjustments for differences in accounting policies and other	(49)		(43)	(47)	(49)
Other adjustments	59		50	(14)	59
Carrying amount in the statements of financial position	626		673	617	626
Revenue			5,628	4,465	3,065
Income (loss) from continuing operations			236	197	86
Other comprehensive income (loss)			62	33	(67)
Total comprehensive income (loss)			298	230	19
Cash dividends received by the Company			$ 26	$ 17	$ 15
Baffinland
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)			25.23%	25.23%	25.23%
Proportion of ownership interest in associate (in percent)			25.23%	25.23%	25.23%
Current assets	538		$ 758	$ 479	$ 538
Non-current assets	8,295		10,700	10,790	8,295
Current liabilities	479		770	477	479
Non-current liabilities	1,050		3,379	3,365	1,050
Non-controlling interests	1		0	0	1
Net assets attributable to equity holders of the parent	7,303		7,309	7,427	7,303
Company's share of net assets	1,843		1,844	1,874	1,843
Adjustments for differences in accounting policies and other	(1,456)		(1,488)	(1,488)	(1,456)
Other adjustments	0		0	0	0
Carrying amount in the statements of financial position	$ 387		356	386	387
Revenue			482	676	772
Income (loss) from continuing operations			(136)	(45)	73
Other comprehensive income (loss)			0	0	0
Total comprehensive income (loss)			(136)	(45)	73
Cash dividends received by the Company			$ 0	$ 0	$ 0
Fair value measurement adjustment not recognized		$ 1,500